Schedule of key assumptions used (Details) - Midatech pharma (wales) limited [member] - Cash-generating units [member]	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Pre-tax discount rate	18.40%
Cumulative probability of success of projects	81.00%